CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	$ (32,675,712)	¥ (227,481,772)	¥ (220,023,783)	¥ (98,236,038)
Foreign exchange loss	88,540	616,395	9,677	(478,590)
Equity in profit (loss) of subsidiaries and VIEs	2,507,670	17,457,899	8,055,105	(832,385)
Other income (loss), net	3,746,268	26,080,766	(5,904,176)	89,690
Net income attributable to X Financial	111,217,807	774,276,129	883,111,893	340,275,002
Comprehensive income attributable to X Financial	113,315,834	788,882,174	902,157,010	315,811,046
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative	(2,075,893)	(14,451,949)	(79,265,535)	(74,802,853)
Foreign exchange loss				(478,590)
Interest income	11,065	77,030	122,320	1,358,777
Equity in profit (loss) of subsidiaries and VIEs	112,808,537	785,350,473	961,430,600	414,197,668
Other income (loss), net	474,098	3,300,575	824,508
Net income attributable to X Financial	111,217,807	774,276,129	883,111,893	340,275,002
Other comprehensive income (loss)	2,098,027	14,606,045	19,045,117	(24,463,956)
Comprehensive income attributable to X Financial	$ 113,315,834	¥ 788,882,174	¥ 902,157,010	¥ 315,811,046